Financial Instruments - Long-Term Debt (Details) (USD $)	12 Months Ended					1 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012	Dec. 31, 2013		May 15, 2014	Jun. 03, 2013
Debt Instrument [Line Items]
Long-term debt	$ 31,541,000,000
Principal payments on long-term debt	2,104,000,000		4,146,000,000		1,513,000,000
Short term borrowings, current portion of long term debt	3,011,000,000	[1]	2,060,000,000	[1]		2,060,000,000	[1]
Unsecured Debt [Member]
Debt Instrument [Line Items]
Debt instrument, face amount								4,500,000,000	4,000,000,000
Long-term debt	31,541,000,000		30,462,000,000			30,462,000,000
Short term borrowings, current portion of long term debt	3,011,000,000		2,060,000,000			2,060,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 3.625%, Due 2013 [Member]
Debt Instrument [Line Items]
Interest rate, percentage									3.625%
Long-term debt					2,400,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 5.5%, Due 2014 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.50%		5.50%			5.50%
Principal payments on long-term debt						1,800,000,000
Unsecured Debt [Member] | Senior Unsecured Debt, 6.2%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	6.20%
Long-term debt	3,264,000,000	[2]	3,234,000,000	[2]		3,234,000,000	[2]
Unsecured Debt [Member] | Senior Unsecured Debt, 7.2%, Due 2039 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	7.20%
Long-term debt	2,902,000,000	[2]	2,603,000,000	[2]		2,603,000,000	[2]
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 4.75%, Due 2016 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	4.75%
Long-term debt	2,424,000,000	[3]	2,752,000,000	[3]		2,752,000,000	[3]
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 5.75%, Due 2021 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.75%
Long-term debt	2,419,000,000	[3]	2,748,000,000	[3]		2,748,000,000	[3]
Unsecured Debt [Member] | Senior Unsecured Great Britain Pound Debt, 6.5%, Due 2038 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	6.50%
Long-term debt	2,316,000,000	[3]	2,459,000,000	[3]		2,459,000,000	[3]
Unsecured Debt [Member] | Senior Unsecured Debt, 5.95%, Due 2037 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.95%
Long-term debt	2,083,000,000	[4]	2,085,000,000	[4]		2,085,000,000	[4]
Unsecured Debt [Member] | Senior Unsecured Debt, 2.10%, Due 2019 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	2.10%
Long-term debt	1,507,000,000	[4]	0	[4]		0	[4]
Unsecured Debt [Member] | Senior Unsecured Euro Debt, 4.55%, Due 2017 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	4.55%
Long-term debt	1,201,000,000	[5]	1,390,000,000	[5]		1,390,000,000	[5]
Unsecured Debt [Member] | Senior Unsecured Debt, 5.5%, Due 2016 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.50%
Long-term debt	1,018,000,000	[3]	1,033,000,000	[3]		1,033,000,000	[3]
Unsecured Debt [Member] | Senior Unsecured Debt, 5.35%, Due 2015 [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.35%
Long-term debt	0	[6]	3,037,000,000	[6]		3,037,000,000	[6]
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 5.11% Percent, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage	5.11%
Long-term debt	6,698,000,000	[7]	4,810,000,000	[7]		4,810,000,000	[7]
Unsecured Debt [Member] | Notes Payable And Other Debt, Weighted Average Interest Rate 3.19%, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage	3.19%
Long-term debt	5,161,000,000	[8]	3,683,000,000	[8]		3,683,000,000	[8]
Unsecured Debt [Member] | Foreign Currency Notes Payable And Other Foreign Currency Debt, Weighted Average Interest Rate, 2.84%, Various Maturity Dates [Member]
Debt Instrument [Line Items]
Interest rate, percentage	2.84%
Long-term debt	$ 547,000,000	[9]	$ 628,000,000	[9]		$ 628,000,000	[9]

[1]	Amounts may not add due to rounding.
[2]	Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.50%, plus, in each case, accrued and unpaid interest.
[3]	Instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at a comparable government bond rate plus 0.20%. plus, in each case, accrued and unpaid interest.
[4]	The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus 0.25% for the 5.95% notes and 0.07% for the 2.10% notes, plus, in each case, accrued and unpaid interest.
[5]	The instrument is redeemable by us at any time at the greater of 100% of the principal amount of the notes or the price at which the gross redemption yield on the notes would be equal to the gross redemption yield of a comparable European government bond (selected at the discretion of the Trustee) on the basis of the middle market price of such European government bond.
[6]	At December 31, 2014, the note has been reclassified to Current portion of long-term debt.
[7]	Contains debt issuances with a weighted-average maturity of approximately 22 years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average 0.22%, plus, in each case, accrued and unpaid interest.
[8]	Contains debt issuances with a weighted-average maturity of approximately 3 years, and the majority of which are redeemable by us at any time at the greater of 100% of the principal amount of the notes or the sum of the present values of the remaining scheduled payments of principal and interest discounted at the U.S. Treasury rate plus a weighted average 0.14%, plus, in each case, accrued and unpaid interest.
[9]	Contains debt issuances with a weighted-average maturity of approximately 1 year.